Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Post-Employment and Other Long-Term Employees Benefits
15.	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they left the company immediately as of December 31, 2016, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Change in benefit obligation:

Benefit obligation at beginning of year	816	863	54	65
Service cost	27	28	3	5
Interest cost	25	25	2	2
Employee contributions	7	5	—	—
Benefits paid	(27)	(27)	(5)	(11)
Effect of curtailment	(6)	(3)	(1)	(1)
Effect of settlement	(10)	(10)	—	—
Actuarial (gain) loss	36	(21)	—	—
Plan amendment	—	(2)	—	—
Foreign currency translation adjustment	(43)	(42)	(1)	(6)

Benefit obligation at end of year	825	816	52	54

Change in plan assets:

Plan assets at fair value at beginning of year	473	480	—	—
Actual return on plan assets	31	(3)	—	—
Employer contributions	27	28	—	—
Employee contributions	7	5	—	—
Benefits paid	(18)	(17)	—	—
Effect of settlement	(10)	(10)	—	—
Foreign currency translation adjustments	(33)	(10)	—	—

Plan assets at fair value at end of year	477	473	—	—

Funded status	(348)	(343)	(52)	(54)

Net amount recognized in the balance sheet consisted of the following:
	Pension Benefits		Other Long-Term Benefits
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Non-current assets	—	8	—	—
Current liabilities	(9)	(8)	(3)	(3)
Long-term liabilities	(339)	(343)	(49)	(51)

Net amount recognized	(348)	(343)	(52)	(54)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2014	152	7	159

Net amount generated/arising in current year	3	(2)	1
Amortization	(11)	(1)	(12)
Foreign currency translation adjustment	(7)	(1)	(8)

Other comprehensive loss as at December 31, 2015	137	3	140

Net amount generated/arising in current year	25	—	25
Amortization	(14)	(1)	(15)

Foreign currency translation adjustment	(9)	—	(9)

Other comprehensive loss as at December 31, 2016	139	2	141

In 2017, the Company expects to amortize $9 million of actuarial losses.

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Accumulated benefit obligations	762	720	41	41

For pension plans with accumulated benefit obligations in excess of plan assets, the accumulated benefit obligation and fair value of plan assets were $738 million and $443 million, respectively, as of December 31, 2016 and $547 million and $284 million, respectively, as of December 31, 2015. For pension plans with benefit obligations in excess of plan assets, the benefit obligation and fair value of plan assets were $811 million and $464 million, respectively, as of December 31, 2016 and $653 million and $302 million, respectively, as of December 31, 2015.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Service cost	27	28	27	3	5	7
Interest cost	25	25	28	2	2	2
Expected return on plan assets	(20)	(22)	(22)	—	—	—
Amortization of actuarial net loss (gain)	8	7	3	—	—	2
Amortization of prior service cost	1	1	—	—	—	1
Effect of settlement	—	1	1	—	—	—
Effect of curtailment	—	—	—	(1)	(1)	—

Net periodic benefit cost	41	40	37	4	6	12

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2016	2015
Discount rate	2.57%	3.19%
Salary increase rate	2.74%	3.07%
Expected long-term rate of return on funds for the pension expense of the year	3.57%	4.44%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2016	2015	2014
Discount rate	3.19%	3.03%	3.83%
Salary increase rate	3.07%	2.65%	2.82%
Expected long-term rate of return on funds for the pension expense of the year	4.44%	4.76%	4.88%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the term of the benefit obligations concerned. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2016 and at December 31, 2015 is as follows:

	Percentage of Plan Assets at December
Asset Category	2016	2015
Cash and cash equivalents	2%	3%
Equity securities	29%	27%
Government debt securities	3%	2%
Corporate debt securities	26%	26%
Investments in funds(a)	18%	19%
Real estate	2%	2%
Other (mainly insurance assets – contracts and reserves)	20%	21%

Total	100%	100%

(a)	Investment in funds are composed approximately for one half of commingled funds mainly invested in corporate bonds for 55%, treasury bonds and notes for 35% and municipal bonds for 5% and for the other half of a multi-strategy funds invested in broadly diversified portfolios of corporate and government bonds, equity, fixed income and derivative instruments.

As of December 31, 2016, the Company’s plan asset allocation is in line with the target fixed for each plan.

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2016 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	11	11	—	—
Equity securities	137	6	131	—
Government debt securities	13	12	1	—
Corporate debt securities	125	4	121	—
Investment funds	84	6	78	—
Real estate	12	—	11	1
Other (mainly insurance assets – contracts and reserves)	95	—	—	95

TOTAL	477	39	342	96

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2015 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	13	13	—	—
Equity securities	128	5	123	—
Government debt securities	10	10	—	—
Corporate debt securities	123	4	119	—
Investment funds	87	5	82	—
Real estate	11	—	10	1
Other (mainly insurance assets – contracts and reserves)	101	—	—	101

TOTAL	473	37	334	102

The fair value of insurance contracts is based on the value of the assets held by the provider. The approach is consistent with prior years.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2016 and December 31, 2016 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2016	102
Contributions (employer and employee)	16
Actual return on plan assets	(3)
Benefits paid	(6)
Settlements	(10)
Foreign currency translation adjustment	(3)

December 31, 2016	96

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2015 and December 31, 2015 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2015	102
Contributions (employer and employee)	14
Actual return on plan assets	1
Benefits paid	(3)
Assets sold during the year	(1)
Settlements	(9)
Foreign currency translation adjustment	(2)

December 31, 2015	102

The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation with reasonable boundaries. The Company’s asset portfolios are managed in such a way as to achieve adapted diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company’s contributions to plan assets were $27 million in 2016, $28 million in 2015 and the Company expects to contribute cash of $28 million in 2017.

The Company’s estimated future benefit payments as of December 31, 2016 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2017	36	3
2018	22	3
2019	32	5
2020	29	7
2021	36	3
From 2022 to 2026	233	27

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of $16 million as of December 31, 2016 and December 31, 2015. The annual cost of these plans amounted to approximately $70 million in both 2016 and 2015 and $81 million in 2014.